Reporting and Accounting Policies - Compensation Expense Recognized for Equity-Based Compensation (Details) - Stock compensation plan - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pretax expense	$ 90.2	$ 77.2	$ 95.4
Tax benefit1	$ 18.9	$ 16.2	$ 33.4